Prepaid Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Prepaid services	$ 398	$ 252	$ 253
Prepaid bonds for German statutory costs	191	199	62
Prepaid licenses, software tools and support	17	51	404
Prepaid inventory and production tooling			121
Prepaid advertising			75
Prepaid Insurance	14	19	54
Other prepaid expenses	17	17	33
Prepaid expenses	$ 637	$ 538	$ 1,002